UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2017

Date of reporting period:	July 31, 2017

Item 1. Schedule of Investments:

Putnam Absolute Return 700 Fund

The fund's portfolio
7/31/17 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (35.9%)(a)
			Principal amount	Value

U.S. Government Agency Mortgage Obligations (35.9%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
3.50%, TBA, 9/1/47			$1,000,000	$1,028,448
3.50%, TBA, 8/1/47			1,000,000	1,030,273

Federal National Mortgage Association Pass-Through Certificates
5.50%, 1/1/38			1,196,545	1,329,065
5.50%, TBA, 9/1/47			1,000,000	1,106,417
5.50%, TBA, 8/1/47			1,000,000	1,107,199
4.50%, TBA, 9/1/47			8,000,000	8,580,313
4.50%, TBA, 8/1/47			8,000,000	8,588,750
4.00%, TBA, 9/1/47			11,000,000	11,564,180
4.00%, TBA, 8/1/47			11,000,000	11,581,797
3.50%, with due dates from 6/1/42 to 6/1/56			3,437,823	3,556,734
3.50%, TBA, 9/1/47			77,000,000	79,147,576
3.50%, TBA, 8/1/47			101,000,000	103,982,651
3.00%, with due dates from 2/1/43 to 2/1/43			1,331,536	1,342,141
3.00%, TBA, 9/1/47			51,000,000	51,007,966
3.00%, TBA, 8/1/47			76,000,000	76,124,686
2.50%, TBA, 9/1/47			28,000,000	27,033,126
2.50%, TBA, 8/1/47			28,000,000	27,065,937

				415,177,259

Total U.S. government and agency mortgage obligations (cost $413,629,413)				$415,177,259

U.S. TREASURY OBLIGATIONS (0.1%)(a)
			Principal amount	Value

U.S. Treasury Bills zero% 08/03/17(i)			$151,000	$150,985

U.S. Treasury Inflation Protected Securities 0.125%, 04/15/18(i)			222,306	221,761

U.S. Treasury Notes
1.125%, 09/30/21(i)			128,000	125,357
1.250%, 03/31/21(i)			73,000	72,271

U.S. Treasury Notes 1.250%, 12/15/18(i)			173,000	173,156

Total U.S. treasury obligations (cost $743,530)				$743,530

COMMON STOCKS (19.2%)(a)
			Shares	Value

Basic materials (1.9%)

Anhui Conch Cement Co., Ltd. (China)			612,000	$2,264,403

China Lesso Group Holdings, Ltd. (China)			2,194,000	1,547,721

China Railway Construction Corp., Ltd. (China)			2,010,000	2,655,707

Lotte Chemical Corp. (South Korea)			10,029	3,307,002

PTT Global Chemical PCL (Thailand)			1,793,500	3,894,051

Sappi, Ltd. (South Africa)			335,033	2,219,613

Siam Cement PCL (The) (Thailand)			236,950	3,603,044

Sinopec Shanghai Petrochemical Co., Ltd. (China)			4,434,000	2,520,479

				22,012,020
Capital goods (0.5%)

China Railway Group, Ltd. (China)			3,384,000	2,694,792

United Tractors Tbk PT (Indonesia)			1,227,000	2,771,893

				5,466,685
Communication services (3.0%)

China Mobile, Ltd. (China)			77,000	825,620

DISH Network Corp. Class A(NON)			279,373	17,888,253

LG Uplus Corp. (South Korea)			286,339	4,260,350

SK Telecom Co., Ltd. (South Korea)			15,808	3,927,102

Telekomunikasi Indonesia Persero Tbk PT (Indonesia)			12,730,800	4,481,196

Telkom SA SOC, Ltd. (South Africa)			612,363	3,022,609

				34,405,130
Consumer cyclicals (1.8%)

China Dongxiang Group Co., Ltd. (China)			2,738,000	508,283

Ford Otomotiv Sanayi AS (Turkey)			84,236	1,077,080

Genting Bhd (Malaysia)			964,100	2,188,731

Great Wall Motor Co., Ltd. (China)			1,422,500	1,824,839

Itausa - Investimentos Itau SA (Preference) (Brazil)			63,700	188,954

Kimberly-Clark de Mexico SAB de CV Class A (Mexico)			467,831	940,786

KOC Holding AS (Turkey)			461,841	2,149,532

Naspers, Ltd. Class N (South Africa)			2,076	458,165

Pou Chen Corp. (Taiwan)			1,381,000	1,866,000

President Chain Store Corp. (Taiwan)			157,000	1,331,059

Qualicorp SA (Brazil)			380,900	4,006,452

Smiles SA (Brazil)			199,900	4,172,556

				20,712,437
Consumer staples (0.8%)

Gruma SAB de CV Class B (Mexico)			265,616	3,662,300

Hanwha Corp. (South Korea)			63,098	2,760,062

Indofood Sukses Makmur Tbk PT (Indonesia)			3,906,900	2,455,741

				8,878,103
Energy (0.3%)

Halcon Resources Corp.(NON)			32,166	211,009

SandRidge Energy, Inc.(NON)			35,031	676,449

SK Innovation Co., Ltd. (South Korea)			18,302	2,886,648

Vantage Drilling International (Units)(NON)			1,527	267,225

				4,041,331
Financials (5.4%)

Agricultural Bank of China, Ltd. (China)(NON)			8,870,000	4,144,966

Banco do Brasil SA (Brazil)			214,000	1,969,567

Bank Negara Indonesia Persero Tbk PT (Indonesia)			4,967,700	2,777,647

Bank of China, Ltd. (China)(NON)			4,912,000	2,421,160

Bank of Communications Co., Ltd. (China)			3,952,000	2,929,544

Chailease Holding Co., Ltd. (Taiwan)			105,000	301,833

China Cinda Asset Management Co., Ltd. (China)			6,485,000	2,698,347

China Construction Bank Corp. (China)			6,599,000	5,491,563

China Huarong Asset Management Co., Ltd. (China)(NON)			956,000	391,663

Chongqing Rural Commercial Bank Co., Ltd. (China)			2,473,000	1,823,690

CIFI Holdings Group Co., Ltd. (China)			1,400,000	797,614

Fubon Financial Holding Co., Ltd. (Taiwan)			2,135,000	3,316,107

Guangzhou R&F Properties Co., Ltd. (China)			2,034,800	3,636,735

Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)			30,497	1,237,267

Industrial & Commercial Bank of China, Ltd. (China)			8,953,000	6,269,897

Industrial Bank of Korea (South Korea)			316,338	4,367,474

Itau Unibanco Holding SA ADR (Preference) (Brazil)			167,294	1,992,472

KB Financial Group, Inc. (South Korea)			6,074	322,412

Macquarie Mexico Real Estate Management SA de CV (Mexico)(R)			637,850	786,093

MRV Engenharia e Participacoes SA (Brazil)			405,589	1,863,835

Old Mutual PLC (South Africa)			1,354,637	3,512,062

People's Insurance Co. Group of China, Ltd. (China)			5,148,000	2,399,078

Shinhan Financial Group Co., Ltd. (South Korea)			38,871	1,847,940

Turkiye Garanti Bankasi AS (Turkey)			783,846	2,347,518

Turkiye Halk Bankasi AS (Turkey)			157,317	674,532

Turkiye Is Bankasi Class C (Turkey)			1,058,574	2,276,956

				62,597,972
Health care (0.3%)

Richter Gedeon Nyrt (Hungary)			144,823	3,707,315

				3,707,315
Technology (4.2%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			23,392	3,624,590

AU Optronics Corp. (Taiwan)			678,000	273,935

Hon Hai Precision Industry Co., Ltd. (Taiwan)			1,931,400	7,515,673

NetEase, Inc. ADR (China)			3,819	1,188,778

Radiant Opto-Electronics Corp. (Taiwan)			462,000	1,098,561

Samsung Electronics Co., Ltd. (South Korea)			7,664	16,505,286

SK Hynix, Inc. (South Korea)			47,662	2,811,038

Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)			137,580	4,947,377

Tencent Holdings, Ltd. (China)			165,200	6,628,473

Tripod Technology Corp. (Taiwan)			337,000	1,100,436

YY, Inc. ADR (China)(NON)(S)			37,426	2,675,959

				48,370,106
Transportation (0.3%)

Aeroflot - Russian Airlines PJSC (Russia)			155,639	521,804

AirAsia Bhd (Malaysia)			1,796,200	1,355,069

CHC Group, LLC (acquired 3/23/17, cost $27,318) (Cayman Islands)(RES)(NON)			1,884	20,724

MISC Bhd (Malaysia)			902,200	1,557,225

				3,454,822
Utilities and power (0.7%)

Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)			373,000	4,013,068

Korea Electric Power Corp. (South Korea)			9,215	366,854

Tenaga Nasional Bhd (Malaysia)			1,243,100	4,099,631

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)(F)			14,142	14,849

				8,494,402

Total common stocks (cost $178,331,436)				$222,140,323

MORTGAGE-BACKED SECURITIES (12.0%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (8.0%)

Federal Home Loan Mortgage Corporation
IFB Ser. 2990, Class LB, 13.813%, 6/15/34			$222,602	$267,831
IFB Ser. 3747, Class SA, IO, 5.274%, 10/15/40			2,615,689	453,790
Ser. 3687, Class CI, IO, 5.00%, 11/15/38			830,953	84,885
IFB Ser. 4096, Class SM, IO, 4.824%, 8/15/42			4,286,123	786,016
IFB Ser. 4073, Class AS, IO, 4.824%, 8/15/38			6,134,162	525,649
IFB Ser. 3852, Class NT, 4.774%, 5/15/41			1,278,711	1,299,993
Ser. 4601, Class PI, IO, 4.50%, 12/15/45			2,620,082	445,152
Ser. 4322, Class ID, IO, 4.50%, 5/15/43			4,208,474	661,597
Ser. 4122, Class TI, IO, 4.50%, 10/15/42			1,000,848	194,365
Ser. 4568, Class MI, IO, 4.00%, 4/15/46			8,525,642	1,385,417
Ser. 4601, Class IC, IO, 4.00%, 12/15/45			4,862,651	720,159
Ser. 4530, Class HI, IO, 4.00%, 11/15/45			5,200,847	798,850
Ser. 4462, IO, 4.00%, 4/15/45			1,829,418	357,157
Ser. 4452, Class QI, IO, 4.00%, 11/15/44			4,102,832	798,821
Ser. 4389, Class IA, IO, 4.00%, 9/15/44			4,385,148	688,468
Ser. 4355, Class DI, IO, 4.00%, 3/15/44			3,129,027	349,825
Ser. 4193, Class PI, IO, 4.00%, 3/15/43			2,618,989	410,732
Ser. 4121, Class MI, IO, 4.00%, 10/15/42			3,320,059	639,111
Ser. 4116, Class MI, IO, 4.00%, 10/1/42			2,527,157	490,554
Ser. 4213, Class GI, IO, 4.00%, 11/15/41			1,848,319	240,097
Ser. 3996, Class IK, IO, 4.00%, 3/15/39			2,673,842	223,348
Ser. 4604, Class QI, IO, 3.50%, 7/15/46			8,341,247	1,359,039
Ser. 4369, Class IA, IO, 3.50%, 7/15/44			1,360,389	224,363
Ser. 303, Class C18, IO, 3.50%, 1/15/43			3,742,089	695,985
Ser. 4663, Class KI, IO, 3.50%, 11/15/42			3,376,916	396,653
Ser. 4121, Class AI, IO, 3.50%, 10/15/42			5,115,220	972,759
Ser. 4136, Class IW, IO, 3.50%, 10/15/42			2,718,977	359,204
Ser. 4097, Class PI, IO, 3.50%, 11/15/40			2,902,153	377,788
Ser. 4150, Class DI, IO, 3.00%, 1/15/43			2,603,969	332,006
Ser. 4158, Class TI, IO, 3.00%, 12/15/42			4,699,305	491,970
Ser. 4134, Class PI, IO, 3.00%, 11/15/42			6,402,947	762,271
Ser. 4183, Class MI, IO, 3.00%, 2/15/42			1,821,786	172,705
Ser. 4206, Class IP, IO, 3.00%, 12/15/41			3,797,836	377,798
FRB Ser. 8, Class A9, IO, 0.441%, 11/15/28			130,772	1,798
FRB Ser. 59, Class 1AX, IO, 0.272%, 10/25/43			345,574	3,388
Ser. 48, Class A2, IO, 0.212%, 7/25/33			523,422	3,844

Federal National Mortgage Association
IFB Ser. 05-74, Class NK, 21.339%, 5/25/35			45,952	64,367
IFB Ser. 05-122, Class SE, 18.787%, 11/25/35			105,466	143,160
IFB Ser. 11-4, Class CS, 10.436%, 5/25/40			579,745	669,326
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46			3,378,883	802,103
Ser. 397, Class 2, IO, 5.00%, 9/25/39			28,831	5,984
IFB Ser. 12-68, Class BS, IO, 4.768%, 7/25/42			5,093,683	878,273
Ser. 17-48, Class LI, IO, 4.00%, 5/25/47			5,581,099	920,881
Ser. 17-2, Class KI, IO, 4.00%, 2/25/47			2,420,025	424,545
Ser. 421, Class C6, IO, 4.00%, 5/25/45			3,018,405	622,806
Ser. 14-47, Class IP, IO, 4.00%, 3/25/44			4,795,619	811,074
Ser. 12-124, Class UI, IO, 4.00%, 11/25/42			3,564,020	652,928
Ser. 12-96, Class PI, IO, 4.00%, 7/25/41			771,536	109,483
Ser. 12-22, Class CI, IO, 4.00%, 3/25/41			3,031,822	419,396
Ser. 16-98, Class QI, IO, 3.50%, 2/25/46			3,846,926	579,309
Ser. 15-10, Class AI, IO, 3.50%, 8/25/43			1,504,348	208,131
Ser. 12-136, Class PI, IO, 3.50%, 11/25/42			2,101,200	213,009
Ser. 14-10, IO, 3.50%, 8/25/42			2,131,100	317,882
Ser. 12-101, Class PI, IO, 3.50%, 8/25/40			1,870,555	213,865
Ser. 14-76, IO, 3.50%, 11/25/39			5,520,251	562,289
Ser. 13-21, Class AI, IO, 3.50%, 3/25/33			2,756,737	390,874
Ser. 12-129, Class IJ, IO, 3.50%, 12/25/32			1,349,565	207,496
Ser. 16-50, Class PI, IO, 3.00%, 8/25/46			5,306,826	782,226
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43			2,231,913	241,716
Ser. 13-1, Class MI, IO, 3.00%, 1/25/43			3,918,943	358,779
Ser. 13-8, Class NI, IO, 3.00%, 12/25/42			3,605,552	372,274
Ser. 6, Class BI, IO, 3.00%, 12/25/42			3,878,997	274,633
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42			2,088,766	167,519
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41			2,585,581	170,235
Ser. 13-31, Class NI, IO, 3.00%, 6/25/41			3,825,205	276,704
Ser. 98-W2, Class X, IO, 0.059%, 6/25/28			836,565	40,783
Ser. 98-W5, Class X, IO, 0.048%, 7/25/28			257,329	12,545
Ser. 08-36, Class OV, PO, zero %, 1/25/36			15,365	13,300

Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39			3,162,810	605,520
IFB Ser. 11-81, Class SB, IO, 5.479%, 11/16/36			847,264	70,094
Ser. 15-35, Class AI, IO, 5.00%, 3/16/45			2,898,313	594,154
Ser. 14-182, Class KI, IO, 5.00%, 10/20/44			3,734,417	778,066
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44			2,987,630	629,494
Ser. 14-122, Class IC, IO, 5.00%, 8/20/44			2,678,690	549,614
Ser. 14-76, IO, 5.00%, 5/20/44			2,099,362	446,895
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44			2,397,545	446,150
Ser. 14-2, Class IC, IO, 5.00%, 1/16/44			4,213,511	926,736
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43			727,319	154,859
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40			74,937	5,705
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40			613,094	130,068
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40			1,064,237	223,713
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			2,953,935	628,916
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39			2,641,414	559,663
Ser. 16-154, Class IB, IO, 5.00%, 11/20/39			1,842,840	384,367
IFB Ser. 13-129, Class SN, IO, 4.922%, 9/20/43			647,059	102,468
IFB Ser. 16-77, Class SL, IO, 4.922%, 3/20/43			3,481,685	438,203
IFB Ser. 13-99, Class VS, IO, 4.874%, 7/16/43			742,932	119,946
IFB Ser. 16-77, Class SC, IO, 4.872%, 10/20/45			2,009,279	409,260
IFB Ser. 11-17, Class S, IO, 4.822%, 2/20/41			2,346,163	379,375
IFB Ser. 10-134, Class ES, IO, 4.772%, 11/20/39			4,142,474	418,131
Ser. 16-49, IO, 4.50%, 11/16/45			3,988,388	847,614
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45			4,008,832	780,768
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45			1,400,760	313,700
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42			896,017	146,615
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40			104,336	13,588
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40			1,519,289	299,680
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40			714,146	144,307
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40			1,352,147	260,387
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40			964,741	192,552
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39			633,504	147,017
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39			2,695,517	587,685
Ser. 13-34, Class PI, IO, 4.50%, 8/20/39			3,072,045	338,632
Ser. 10-103, Class DI, IO, 4.50%, 12/20/38			706,272	28,287
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45			6,281,319	1,064,370
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45			1,679,727	293,228
Ser. 17-57, Class AI, IO, 4.00%, 6/20/45			1,803,024	335,182
Ser. 15-79, Class CI, IO, 4.00%, 5/20/45			4,546,363	809,315
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45			3,922,977	847,665
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45			5,018,000	831,641
Ser. 15-40, IO, 4.00%, 3/20/45			1,077,958	227,587
Ser. 17-45, Class IM, IO, 4.00%, 10/20/44			3,296,837	564,583
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43			1,390,631	200,529
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42			1,138,326	181,804
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42			761,437	121,683
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42			4,286,041	850,848
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42			1,224,095	211,843
Ser. 14-104, IO, 4.00%, 3/20/42			4,066,236	715,698
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41			1,740,455	273,599
Ser. 15-162, Class BI, IO, 4.00%, 11/20/40			4,085,984	643,992
Ser. 14-162, Class DI, IO, 4.00%, 11/20/38			1,806,273	136,200
Ser. 14-133, Class AI, IO, 4.00%, 10/20/36			4,266,880	425,790
Ser. 13-53, Class IA, IO, 4.00%, 12/20/26			1,949,721	206,903
Ser. 16-111, Class IP, IO, 3.50%, 8/20/46			8,273,650	972,899
Ser. 15-111, Class IJ, IO, 3.50%, 8/20/45			3,597,679	501,516
Ser. 15-64, Class PI, IO, 3.50%, 5/20/45			3,176,799	465,719
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45			4,323,024	594,416
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45			3,447,824	613,792
Ser. 15-24, Class CI, IO, 3.50%, 2/20/45			1,480,356	300,323
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45			1,693,584	263,469
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43			1,400,552	146,102
Ser. 13-76, IO, 3.50%, 5/20/43			3,523,202	570,195
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43			3,425,585	514,523
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43			2,187,346	303,582
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43			1,517,735	236,311
Ser. 12-145, IO, 3.50%, 12/20/42			1,254,726	218,613
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42			815,269	126,970
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42			4,843,199	923,598
Ser. 13-37, Class LI, IO, 3.50%, 1/20/42			1,226,946	160,682
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41			1,952,859	226,864
Ser. 15-36, Class GI, IO, 3.50%, 6/16/41			1,924,616	225,757
Ser. 12-71, Class JI, IO, 3.50%, 4/16/41			1,423,837	101,843
Ser. 12-51, Class GI, IO, 3.50%, 7/20/40			4,133,689	501,210
Ser. 13-157, Class IA, IO, 3.50%, 4/20/40			3,723,533	380,533
Ser. 13-90, Class HI, IO, 3.50%, 4/20/40			3,088,879	178,445
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39			4,827,007	625,933
Ser. 183, Class AI, IO, 3.50%, 10/20/39			2,230,833	246,847
Ser. 13-6, Class AI, IO, 3.50%, 8/20/39			2,681,011	385,395
Ser. 15-118, Class EI, IO, 3.50%, 7/20/39			3,469,825	328,820
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39			4,010,756	402,283
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39			6,980,763	638,740
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38			8,301,992	752,493
Ser. 15-124, Class DI, IO, 3.50%, 1/20/38			4,632,448	567,818
Ser. 15-24, Class AI, IO, 3.50%, 12/20/37			4,594,526	588,979
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37			2,187,004	260,431
Ser. 14-145, Class PI, IO, 3.50%, 10/20/29			1,220,889	150,133
Ser. 14-115, Class QI, IO, 3.00%, 3/20/29			2,361,052	213,510
FRB Ser. 16-H16, Class DI, IO, 2.753%, 6/20/66			4,370,627	543,597
Ser. 15-H22, Class GI, IO, 2.575%, 9/20/65			5,546,215	705,479
Ser. 16-H23, Class NI, IO, 2.429%, 10/20/66			8,907,805	1,133,964
Ser. 16-H04, Class HI, IO, 2.362%, 7/20/65			3,415,266	354,505
Ser. 17-H02, Class BI, IO, 2.321%, 1/20/67			4,820,459	641,748
FRB Ser. 15-H16, Class XI, IO, 2.287%, 7/20/65			8,056,651	854,811
Ser. 15-H09, Class AI, IO, 2.184%, 4/20/65			7,220,823	677,313
Ser. 16-H03, Class AI, IO, 2.156%, 1/20/66			6,695,501	694,658
Ser. 17-H11, Class NI, IO, 2.153%, 5/20/67			11,238,211	1,491,299
Ser. 16-H11, Class HI, IO, 2.081%, 1/20/66			2,988,772	321,293
Ser. 15-H26, Class DI, IO, 2.067%, 10/20/65			7,245,778	740,519
Ser. 15-H24, Class HI, IO, 2.032%, 9/20/65			14,817,717	1,167,636
Ser. 16-H02, Class BI, IO, 2.023%, 11/20/65			7,858,371	745,170
Ser. 15-H20, Class CI, IO, 2.022%, 8/20/65			9,178,023	973,403
Ser. 15-H25, Class BI, IO, 1.983%, 10/20/65			9,590,945	961,972
Ser. 15-H15, Class JI, IO, 1.949%, 6/20/65			6,718,267	675,186
Ser. 16-H04, Class KI, IO, 1.928%, 2/20/66			6,427,926	538,339
Ser. 15-H19, Class NI, IO, 1.911%, 7/20/65			11,589,410	1,132,285
Ser. 16-H07, Class HI, IO, 1.904%, 2/20/66			8,541,687	787,253
Ser. 15-H25, Class EI, IO, 1.854%, 10/20/65			8,137,357	742,941
Ser. 15-H18, Class IA, IO, 1.83%, 6/20/65			5,781,691	433,627
Ser. 15-H10, Class CI, IO, 1.812%, 4/20/65			11,895,633	1,126,136
Ser. 15-H26, Class GI, IO, 1.794%, 10/20/65			6,911,778	637,266
Ser. 14-H21, Class AI, IO, 1.745%, 10/20/64			7,026,215	642,899
Ser. 15-H26, Class EI, IO, 1.715%, 10/20/65			8,664,839	775,503
Ser. 15-H09, Class BI, IO, 1.692%, 3/20/65			10,188,893	882,358
Ser. 15-H10, Class EI, IO, 1.637%, 4/20/65			10,886,593	666,260
Ser. 15-H25, Class AI, IO, 1.617%, 9/20/65			9,553,771	752,837
Ser. 15-H24, Class BI, IO, 1.615%, 8/20/65			12,405,756	757,992
Ser. 15-H14, Class BI, IO, 1.59%, 5/20/65			13,924,590	835,475
Ser. 11-H15, Class AI, IO, 1.575%, 6/20/61			5,694,096	359,440
Ser. 17-H14, Class DI, IO, 1.552%, 6/20/67			13,262,576	1,093,247
Ser. 16-H08, Class GI, IO, 1.437%, 4/20/66			10,366,617	670,720
Ser. 15-H26, Class CI, IO, 0.61%, 8/20/65			26,346,882	455,801

GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-2, IO, 1.004%, 5/19/27			23,948	—
FRB Ser. 99-2, IO, 0.84%, 9/19/27			66,272	580
FRB Ser. 98-3, IO, zero %, 9/19/27			30,469	—
FRB Ser. 98-4, IO, zero %, 12/19/26			46,866	—

				91,988,228
Commercial mortgage-backed securities (1.9%)

Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.221%, 1/15/49			687,321	2,965

Banc of America Commercial Mortgage Trust 144A FRB Ser. 08-1, Class C, 6.309%, 2/10/51			584,000	532,649

Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 05-1, Class C, 5.377%, 11/10/42			429,000	260,626
Ser. 05-3, Class AJ, 4.767%, 7/10/43			82,909	68,400

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A FRB Ser. 04-4, Class XC, IO, 0.024%, 7/10/42			97,684	44

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.535%, 1/12/45			459,000	449,820
Ser. 05-PWR7, Class D, 5.304%, 2/11/41			431,000	424,966
Ser. 05-PWR7, Class C, 5.235%, 2/11/41			489,000	488,022

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.302%, 3/11/39			730,324	569,127
FRB Ser. 06-PW11, Class C, 5.302%, 3/11/39 (In default)(NON)			384,000	196,278

CD Mortgage Trust 144A FRB Ser. 07-CD5, Class E, 6.325%, 11/15/44			262,000	254,253

COMM Mortgage Trust 144A
Ser. 12-LC4, Class E, 4.25%, 12/10/44			604,000	468,342
Ser. 13-LC13, Class E, 3.719%, 8/10/46			391,000	264,472

Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.044%, 5/15/38			128,498	—

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965%, 12/10/41			28,657	28,880

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.41%, 2/10/46			144,000	139,277
FRB Ser. 13-GC10, Class E, 4.41%, 2/10/46			750,000	591,525

GS Mortgage Securities Trust 144A FRB Ser. 06-GG8, Class X, IO, 0.866%, 11/10/39			6,104,771	134,305

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.814%, 2/15/47			1,623,000	1,433,596
FRB Ser. 13-C14, Class E, 4.569%, 8/15/46			816,000	676,627
FRB Ser. 13-C12, Class E, 4.086%, 7/15/45			1,000,000	729,900

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 06-LDP7, Class B, 5.944%, 4/17/45			619,000	92,850
FRB Ser. 07-LDPX, Class X, IO, 0.142%, 1/15/49			1,801,977	18,630

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.31%, 2/12/51			458,000	448,840
FRB Ser. 12-C6, Class F, 5.136%, 5/15/45			432,000	383,875
Ser. 13-C13, Class E, 3.986%, 1/15/46			639,000	481,806
Ser. 13-C10, Class E, 3.50%, 12/15/47			366,000	273,622
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46			370,000	258,667
Ser. 12-C6, Class G, 2.972%, 5/15/45			800,000	595,120

LB-UBS Commercial Mortgage Trust
Ser. 06-C6, Class D, 5.502%, 9/15/39 (In default)(NON)			1,187,000	66,757
FRB Ser. 06-C6, Class C, 5.482%, 9/15/39 (In default)(NON)			509,000	43,520
FRB Ser. 07-C2, Class XW, IO, 0.263%, 2/15/40			190,214	24

Merrill Lynch Mortgage Trust Ser. 04-KEY2, Class D, 5.046%, 8/12/39			167,311	165,602

ML-CFC Commercial Mortgage Trust 144A FRB Ser. 06-4, Class XC, IO, 0.634%, 12/12/49			1,636,029	12,270

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.697%, 8/15/47			699,000	593,771
FRB Ser. 12-C6, Class F, 4.609%, 11/15/45			844,000	672,415
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45			2,827,000	1,929,428
FRB Ser. 13-C11, Class E, 4.37%, 8/15/46			750,000	578,250
FRB Ser. 13-C11, Class F, 4.37%, 8/15/46			1,024,000	733,286
Ser. 13-C13, Class F, 3.707%, 11/15/46			1,547,000	1,053,610

Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class D, 5.587%, 2/12/44			2,100,000	172,111
Ser. 07-HQ11, Class C, 5.558%, 2/12/44			1,181,000	129,910
Ser. 06-HQ10, Class B, 5.448%, 11/12/41			1,795,000	1,689,723

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-C21, Class E, 5.291%, 10/15/44			569,000	538,985

Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class E, 4.777%, 10/15/45			233,000	187,915
FRB Ser. 13-LC12, Class D, 4.295%, 7/15/46			827,000	771,350

WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.265%, 6/15/44			305,000	294,691
Ser. 12-C6, Class E, 5.00%, 4/15/45			533,000	440,738
Ser. 11-C4, Class F, 5.00%, 6/15/44			851,000	700,628
FRB Ser. 12-C10, Class E, 4.456%, 12/15/45			381,000	284,202
Ser. 13-C12, Class E, 3.50%, 3/15/48			570,000	421,287
Ser. 13-C14, Class E, 3.25%, 6/15/46			360,000	244,224

				21,992,181
Residential mortgage-backed securities (non-agency) (2.1%)

American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, 1.422%, 5/25/47			337,796	235,235

BCAP, LLC Trust 144A
FRB Ser. 14-RR1, Class 2A2, 2.882%, 1/26/36			850,000	743,671
FRB Ser. 12-RR5, Class 4A8, 1.386%, 6/26/35			852,865	836,020

Bear Stearns Alt-A Trust FRB Ser. 04-3, Class B, 4.157%, 4/25/34			223,972	223,677

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class B1, 7.532%, 7/25/25 (Bermuda)			919,000	962,277

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AMC3, Class A2D, 1.582%, 3/25/37			1,259,186	1,068,935
FRB Ser. 07-WFH3, Class M1, 1.492%, 6/25/37			280,000	257,600

Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 1A6, 2.052%, 8/25/35			518,093	442,969
FRB Ser. 06-OA10, Class 1A1, 1.736%, 8/25/46			718,321	657,965
FRB Ser. 06-OA7, Class 1A2, 1.716%, 6/25/46			1,502,471	1,422,991
FRB Ser. 05-59, Class 1A1, 1.558%, 11/20/35			1,128,045	1,028,113

Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, 1.852%, 4/25/35			494,152	409,419

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class B, 12.732%, 1/25/25			675,429	960,817
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class B, 11.732%, 10/25/28			249,826	319,382
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, 11.232%, 7/25/28			1,063,597	1,335,546
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, 10.582%, 4/25/28			749,568	951,291
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, 6.382%, 10/25/29			310,000	346,617

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, 13.482%, 9/25/28			1,309,528	1,818,743
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, 12.982%, 10/25/28			770,000	1,040,644
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, 12.982%, 8/25/28			999,914	1,358,238
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 7.132%, 10/25/28			832,500	982,397
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 6.932%, 4/25/28			2,675,000	3,067,419
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 6.782%, 4/25/28			140,000	157,841
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 6.232%, 7/25/25			395,250	442,301
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 6.232%, 7/25/25			140,000	154,637
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, 6.082%, 10/25/29			290,000	317,928
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, 5.782%, 2/25/25			146,105	157,522
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, 5.482%, 4/25/29			40,000	44,875
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 5.232%, 5/25/25			112,788	121,655
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 5.232%, 5/25/25			187,035	199,608
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, 4.824%, 1/25/30			190,000	189,734

GSAA Trust FRB Ser. 07-6, Class 1A1, 1.352%, 5/25/47			320,063	260,727

MortgageIT Trust FRB Ser. 04-1, Class M2, 2.237%, 11/25/34			243,687	231,762

Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, 1.412%, 1/25/37			848,419	751,396

WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR13, Class A1C3, 1.722%, 10/25/45			1,019,109	987,290

Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR6, Class 7A2, 3.071%, 3/25/36			147,853	148,192

				24,635,434

Total mortgage-backed securities (cost $142,359,267)				$138,615,843

INVESTMENT COMPANIES (10.2%)(a)
			Shares	Value

Consumer Staples Select Sector SPDR Fund(S)			289,800	$16,031,736

Financial Select Sector SPDR Fund			645,300	16,190,577

Health Care Select Sector SPDR Fund			213,700	17,072,493

Industrial Select Sector SPDR Fund(S)			234,800	16,039,188

iShares MSCI India ETF (India)			543,321	18,668,510

Technology Select Sector SPDR Fund			298,100	17,039,396

Utility Select Sector SPDR Fund(S)			313,000	16,657,860

Total investment companies (cost $111,755,237)				$117,699,760

CORPORATE BONDS AND NOTES (7.9%)(a)
			Principal amount	Value

Basic materials (1.4%)

A Schulman, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23			$1,275,000	$1,332,375

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)			1,045,000	1,193,913

Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%, 1/11/25 (Mexico)			2,585,000	2,753,025

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23			415,000	445,652

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7.875%, 11/1/19 (Luxembourg)			725,000	716,844

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21			440,000	458,700

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.00%, 2/15/21 (Canada)			520,000	538,200

Freeport-McMoRan, Inc. company guaranty sr. unsec. sub. notes 6.75%, 2/1/22 (Indonesia)			500,000	525,000

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23			1,050,000	1,195,688

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			2,310,000	2,471,700

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 8/15/22			2,262,000	2,346,825

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7.625%, 10/15/21			670,000	696,800

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23			1,073,000	1,123,968

				15,798,690
Capital goods (0.7%)

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19			1,011,000	1,109,573

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			1,000,000	1,052,500

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)			1,210,000	1,373,350

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22			1,190,000	1,216,775

KLX, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/1/22			2,225,000	2,339,031

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23 (United Kingdom)			1,000,000	1,057,500

				8,148,729
Communication services (1.1%)

Altice SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)			2,500,000	2,656,250

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			3,000,000	3,066,540

Digicel Group, Ltd. 144A sr. unsec. notes 8.25%, 9/30/20 (Jamaica)			2,015,000	1,931,881

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)			200,000	191,000

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7.75%, 6/1/21 (Luxembourg)			26,000	16,614

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20			1,500,000	1,635,000

Telenet Finance V Luxembourg SCA 144A sr. notes 6.75%, 8/15/24 (Luxembourg)		EUR	115,000	148,387

West Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 7/15/22			$1,350,000	1,361,813

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23			1,955,000	1,598,213

				12,605,698
Consumer cyclicals (0.8%)

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22			1,000,000	1,042,500

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)			2,500,000	2,612,000

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			1,805,000	1,949,400

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19			885,000	714,638

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 11/15/20 (Canada)			1,491,000	1,524,249

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22			530,000	564,450

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23			390,000	392,925

				8,800,162
Consumer staples (0.1%)

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21			1,500,000	1,588,125

				1,588,125
Energy (1.1%)

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22			308,000	196,350

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22			670,000	710,200

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7.375%, 5/1/22			943,000	977,184

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			1,048,000	1,037,520

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)			1,340,000	1,450,550

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44 (Brazil)			706,000	709,530

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)			1,341,000	1,399,669

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)			147,000	154,534

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela)			3,683,000	1,204,893

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			2,995,000	2,975,233

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22			2,000,000	2,055,000

				12,870,663
Financials (1.2%)

Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23			1,880,000	2,006,900

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB 8.125%, 6/15/38			645,000	676,444

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21			1,905,000	1,990,725

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 4.875%, 3/15/19			1,430,000	1,448,876

Intelsat Connect Finance SA 144A company guaranty sr. unsec. sub. notes 12.50%, 4/1/22 (Luxembourg)			54,000	51,773

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)			200,000	228,500

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21			1,000,000	1,052,500

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. unsub. notes 5.298%, 12/27/17 (Russia)			600,000	607,025

Sberbank of Russia Via SB Capital SA 144A unsec. sub. notes 5.125%, 10/29/22 (Russia)			750,000	775,313

Stearns Holdings, Inc. 144A company guaranty sr. notes 9.375%, 8/15/20			1,000,000	1,030,000

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18			1,000,000	942,500

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)			250,000	277,838

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 5.942%, 11/21/23 (Russia)			200,000	213,514

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)			2,600,000	2,808,000

				14,109,908
Health care (0.5%)

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7.875%, 9/1/23			1,860,000	1,832,100

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada)			2,275,000	403,813

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20			610,000	666,425

Patheon Holdings I BV 144A sr. unsec. sub. notes 7.50%, 2/1/22 (Netherlands)			870,000	922,200

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23			1,841,000	1,583,260

				5,407,798
Technology (0.6%)

Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19 (In default)(NON)			1,000,000	825,000

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			2,000,000	2,157,500

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			2,005,000	2,087,706

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6.00%, 10/1/20(R)			2,465,000	2,551,275

				7,621,481
Utilities and power (0.4%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			1,834,000	1,925,700

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26			2,358,000	2,499,480

				4,425,180

Total corporate bonds and notes (cost $89,089,706)				$91,376,434

COMMODITY LINKED NOTES (6.3%)(a)(CLN)
			Principal amount	Value

Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less 0.15%, 2017 (Indexed to the BofA Merrill Lynch Commodity MLCXP2KS Excess Return Strategy multiplied by 3)			$7,200,000	$6,701,879

Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less 0.11%, 2018 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6 Excess Return Strategy multiplied by 3)			5,400,000	5,442,867

Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less 0.14%, 2018 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6 Excess Return Strategy multiplied by 3)			11,000,000	11,979,284

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2018 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			7,422,000	7,694,138

Citigroup Global Markets Holdings Inc. sr. notes Ser. N, 1-month USD LIBOR less 0.12%, 2018 (Indexed to the Citi Commodities F3 vs F0 – 4x Leveraged CVIC4X30 Index multiplied by 3)			11,480,000	11,642,419

Citigroup Global Markets Holdings Inc. sr. notes Ser. N, 1-month USD LIBOR less 0.14%, 2018 (Indexed to the S&P GSCI Total Return IndexSM multiplied by 3)			13,083,000	15,347,576

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2017 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			13,452,480	13,846,196

Total commodity Linked Notes (cost $69,037,480)				$72,654,359

SENIOR LOANS (3.4%)(a)(c)
			Principal amount	Value

Basic materials (0.2%)

Builders FirstSource, Inc. bank term loan FRN 4.296%, 2/29/24			$2,030,061	$2,033,445

				2,033,445
Capital goods (0.1%)

Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B, 5.226%, 11/30/23			1,393,448	1,406,512

				1,406,512
Communication services (0.3%)

Asurion, LLC bank term loan FRN 8.726%, 3/3/21			2,090,000	2,092,613

Asurion, LLC bank term loan FRN 6.00%, 8/4/25			1,488,000	1,524,580

				3,617,193
Consumer cyclicals (1.4%)

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11.75%, 3/1/18 (In default)(NON)			538,351	648,175

Caesars Growth Properties Holdings, LLC bank term loan FRN Ser. L, 4.226%, 5/8/21			1,918,459	1,930,929

Diamond Resorts International, Inc. bank term loan FRN Ser. B, 7.226%, 9/2/23			565,725	568,554

Golden Nugget, Inc. bank term loan FRN 4.71%, 11/21/19			529,808	534,444

Golden Nugget, Inc. bank term loan FRN 4.68%, 11/21/19			227,061	229,047

iHeartCommunications, Inc. bank term loan FRN Ser. D, 7.976%, 1/30/19			1,617,000	1,309,770

Jo-Ann Stores, LLC bank term loan FRN 6.391%, 10/21/23			2,089,500	2,086,017

Navistar, Inc. bank term loan FRN Ser. B, 5.23%, 8/7/20			1,477,500	1,491,659

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4.474%, 10/25/20			1,387,033	1,031,028

Scientific Games International, Inc. bank term loan FRN Ser. B3, 5.108%, 10/1/21			1,535,250	1,539,363

Scientific Games International, Inc. bank term loan FRN Ser. B4, 4.561%, 8/14/24			1,535,250	1,541,975

Talbots, Inc. (The) bank term loan FRN 9.726%, 3/19/21			2,098,642	1,810,079

Travelport Finance Luxembourg Sarl bank term loan FRN Ser. B, 4.061%, 9/2/21			723,990	724,294

Travelport Finance Luxembourg Sarl bank term loan FRN Ser. B, 4.432%, 9/2/21			723,990	724,637

				16,169,971
Consumer staples (0.3%)

Del Monte Foods, Inc. bank term loan FRN 8.69%, 8/18/21			1,000,000	586,667

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4.726%, 9/7/23			2,486,213	2,246,915

Rite Aid Corp. bank term loan FRN 5.105%, 6/21/21			1,000,000	1,002,292

				3,835,874
Energy (0.2%)

Chesapeake Energy Corp. bank term loan FRN 8.686%, 8/23/21			735,000	788,977

FTS International, Inc. bank term loan FRN Ser. B, 5.976%, 4/16/21			1,200,000	1,032,000

				1,820,977
Financials (0.4%)

Altisource Solutions Sarl bank term loan FRN Ser. B, 4.726%, 12/9/20			1,904,331	1,675,811

Capital Automotive LP bank term loan FRN 7.22%, 3/24/25			1,000,000	1,013,333

Freedom Mortgage Corp. bank term loan FRN Ser. B, 6.862%, 2/23/22			993,750	1,001,203

VGD Merger Sub, LLC bank term loan FRN 4.48%, 8/18/23			1,156,263	1,162,044

				4,852,391
Health care (0.1%)

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 5.046%, 6/30/21			989,796	990,047

				990,047
Technology (0.1%)

Avaya, Inc. bank term loan FRN Ser. B6, 6.667%, 3/31/18 (In default)(NON)			1,461,118	1,185,941

				1,185,941
Utilities and power (0.3%)

Dynegy Finance IV, Inc. bank term loan FRN Ser. C, 4.476%, 2/7/24			997,500	1,000,991

Vistra Operations Co., LLC bank term loan FRN Ser. B, 3.976%, 8/4/23			1,895,901	1,900,167

Vistra Operations Co., LLC bank term loan FRN Ser. C, 3.977%, 8/4/23			434,571	435,549

				3,336,707

Total senior loans (cost $40,811,325)				$39,249,058

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.2%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. unsub. bonds 7.625%, 4/22/46 (Argentina)			$535,000	$549,980

Argentina (Republic of) sr. unsec. unsub. bonds 6.625%, 7/6/28 (Argentina)			200,000	200,000

Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)			225,000	231,300

Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.00%, 1/27/45 (Brazil)			1,065,000	949,181

Brazil (Federal Republic of) unsec. notes Ser. NTNF, 10.00%, 1/1/23 (Brazil) (Units)		BRL	3,520	1,153,653

Buenos Aires (Province of) unsec. FRN 24.268%, 5/31/22 (Argentina)		ARS	7,360,000	434,872

Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)			$1,935,000	1,977,570

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)			2,000,000	2,221,000

Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)			488,000	510,014

Egypt (Arab Republic of) 144A sr. unsec. bonds 8.50%, 1/31/47 (Egypt)			405,000	440,438

Egypt (Arab Republic of) 144A sr. unsec. notes 6.125%, 1/31/22 (Egypt)			300,000	309,342

Indonesia (Republic of) 144A sr. unsec. notes 5.25%, 1/17/42 (Indonesia)			365,000	399,575

Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)			400,000	431,500

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)			950,000	1,144,750

Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)			555,000	582,818

Ivory Coast (Republic of) 144A sr. unsec. bonds 6.125%, 6/15/33 (Ivory Coast)			1,200,000	1,173,942

Russia (Federation of) 144A sr. unsec. unsub. bonds 12.75%, 6/24/28 (Russia)			125,000	219,531

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)			800,000	871,000

Turkey (Republic of) unsec. notes 11.00%, 3/2/22 (Turkey)		TRY	1,206,000	347,646

United Mexican States sr. unsec. unsub. notes 4.15%, 3/28/27 (Mexico)			$254,000	265,035

Total foreign government and agency bonds and notes (cost $13,745,005)				$14,413,147

WARRANTS (0.6%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

China State Construction Engineering Corp., Ltd. 144A (China)	1/22/18	$0.00	$1,941,991	$2,972,625

Halcon Resources Corp.	9/9/20	14.04	8,737	6,116

Shanghai Automotive Co. 144A (China)	2/2/18	0.00	827,200	3,706,412

Zhengzhou Yutong Bus Co., Ltd. 144A (China)	7/20/18	0.00	185,800	610,507

Total warrants (cost $6,281,185)				$7,295,660

ASSET-BACKED SECURITIES (0.1%)(a)
			Principal amount	Value

Station Place Securitization Trust 144A FRB Ser. 17-1, Class A, 2.132%, 2/25/49			$592,333	$592,333

Total asset-backed securities (cost $592,333)				$592,333

PURCHASED SWAP OPTIONS OUTSTANDING (0.0%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

(2.214)/3 month USD-LIBOR-BBA/Aug-19	Aug-17/2.214		$4,347,500	$4

Barclays Bank PLC

1.47/3 month USD-LIBOR-BBA/Aug-18	Aug-17/1.47		5,217,000	991

Citibank, N.A.

(2.518)/3 month USD-LIBOR-BBA/May-49	May-19/2.518		382,600	34,599

2.25/3 month USD-LIBOR-BBA/Sep-27	Sep-17/2.25		3,478,000	23,059

(2.57)/3 month USD-LIBOR-BBA/Nov-22	Nov-17/2.57		1,739,000	15,181

1.975/3 month USD-LIBOR-BBA/Nov-22	Nov-17/1.975		1,739,000	11,043

(1.975)/3 month USD-LIBOR-BBA/Nov-22	Nov-17/1.975		1,739,000	10,643

1.6125/3 month USD-LIBOR-BBA/Aug-18	Aug-17/1.6125		6,956,000	9,947

(1.896)/3 month USD-LIBOR-BBA/Dec-22	Dec-17/1.896		1,116,000	9,798

2.57/3 month USD-LIBOR-BBA/Nov-22	Nov-17/2.57		1,739,000	9,443

2.235/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.235		2,608,500	8,034

1.896/3 month USD-LIBOR-BBA/Dec-22	Dec-17/1.896		1,116,000	5,424

2.02/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.02		2,608,500	1,226

Credit Suisse International

2.2275/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.2275		2,608,500	12,912

2.3724/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.3724		876,100	10,426

2.8472/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.8472		876,100	3,329

Goldman Sachs International

2.20/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.20		8,548,000	30,174

2.015/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.015		6,862,000	20,243

(2.33)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.33		2,608,500	8,660

2.525/3 month USD-LIBOR-BBA/Aug-37	Aug-17/2.525		869,500	7,678

(1.83)/3 month USD-LIBOR-BBA/Sep-22	Sep-17/1.83		1,057,000	6,226

1.796/3 month USD-LIBOR-BBA/Oct-18	Oct-17/1.796		5,217,000	5,634

1.83/3 month USD-LIBOR-BBA/Sep-22	Sep-17/1.83		1,057,000	1,480

(2.5975)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.5975		5,217,000	991

1.296/3 month USD-LIBOR-BBA/Oct-18	Oct-17/1.296		10,434,000	313

(2.234)/3 month USD-LIBOR-BBA/Aug-19	Aug-17/2.234		4,347,500	4

JPMorgan Chase Bank N.A.

1.585/3 month USD-LIBOR-BBA/Oct-18	Oct-17/1.585		5,217,000	4,487

(2.81025)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.81025		3,478,000	1,669

1.479/3 month USD-LIBOR-BBA/Aug-18	Aug-17/1.479		5,217,000	1,200

1.9685/3 month USD-LIBOR-BBA/Aug-27	Aug-17/1.9685		4,575,000	1,052

(1.585)/3 month USD-LIBOR-BBA/Oct-18	Oct-17/1.585		5,217,000	991

Total purchased swap options outstanding (cost $375,474)				$256,861

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
	Expiration		Contract
	date/strike price		amount	Value

SPDR S&P 500 ETF Trust (Put)	Jul-18/$215.00		$128,831	$604,451

SPDR S&P 500 ETF Trust (Put)	Jun-18/210.00		128,831	454,041

SPDR S&P 500 ETF Trust (Put)	May-18/210.00		128,831	386,374

SPDR S&P 500 ETF Trust (Put)	Apr-18/205.00		128,831	280,965

SPDR S&P 500 ETF Trust (Put)	Mar-18/205.00		128,831	239,198

SPDR S&P 500 ETF Trust (Put)	Feb-18/200.00		128,831	152,027

USD/CNH (Put)	Oct-17/CNH 6.70		31,661,450	101,570

USD/CNH (Put)	Oct-17/CNH 6.70		31,661,450	95,839

USD/JPY (Put)	Nov-17/JPY 107.00		18,887,000	181,353

Total purchased options outstanding (cost $4,743,551)				$2,495,818

CONVERTIBLE BONDS AND NOTES (0.0%)(a)
			Principal amount	Value

CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20 (acquired 2/2/17, cost $67,081) (Cayman Islands)(RES)			$96,895	$148,249

Total convertible bonds and notes (cost $69,805)				$148,249

SHORT-TERM INVESTMENTS (42.6%)(a)
			Principal amount/shares	Value

Interest in $275,000,000 joint tri-party repurchase agreement dated 7/31/17 with Citigroup Global Markets, Inc. due 8/1/17 - maturity value of $84,002,473 for an effective yield of 1.060% (collateralized by various U.S. Treasury notes with coupon rates ranging from 0.750% to 3.750% and due dates ranging from 8/15/17 to 3/31/24, valued at $280,500,040)			$84,000,000	$84,000,000

Interest in $275,000,000 joint tri-party repurchase agreement dated 7/31/17 with HSBC Bank USA, National Association due 8/1/17 - maturity value of $84,002,427 for an effective yield of 1.040% (collateralized by a mortgage backed security with a coupon rate of 3.500% and a due date of 6/20/47, valued at $280,501,840)			84,000,000	84,000,000

Interest in $300,000,000 joint tri-party repurchase agreement dated 7/31/17 with RBC Capital Markets, LLC due 8/1/17 - maturity value of $83,854,422 for an effective yield of 1.040% (collateralized by various mortgage backed securities and a U.S. Treasury note with coupon rates ranging from 1.875% to 4.381% and due dates ranging from 6/1/21 to 4/20/47, valued at $306,008,909)			83,852,000	83,852,000

Putnam Cash Collateral Pool, LLC 1.29%(AFF)		Shares	34,774,675	34,774,675

Putnam Short Term Investment Fund 1.15%(AFF)		Shares	140,989,742	140,989,742

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.94%(P)		Shares	5,740,000	5,740,000

U.S. Treasury Bills 0.936%, 8/10/17(SEG)(SEGSF)(SEGCCS)			$15,391,000	15,387,368

U.S. Treasury Bills 0.953%, 8/3/17(SEG)(SEGSF)(SEGCCS)			10,140,000	10,139,473

U.S. Treasury Bills 0.959%, 8/24/17(SEGSF)(SEGCCS)			10,000,000	9,993,790

U.S. Treasury Bills 0.969%, 8/17/17(SEGSF)(SEGCCS)			24,262,000	24,251,519

Total short-term investments (cost $493,129,002)				$493,128,567

TOTAL INVESTMENTS

Total investments (cost $1,564,693,749)(b)				$1,615,987,201

FORWARD CURRENCY CONTRACTS at 7/31/17 (aggregate face value $308,042,996) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/18/17	$5,341,154	$5,108,753	$232,401
	British Pound	Sell	9/20/17	4,499,946	4,393,305	(106,641)
	Canadian Dollar	Sell	10/18/17	3,258,042	3,127,218	(130,824)
	Euro	Buy	9/20/17	7,250,004	6,882,872	367,132
	Indian Rupee	Buy	8/16/17	3,324,002	3,292,930	31,072
	Indian Rupee	Sell	8/16/17	3,324,002	3,294,519	(29,483)
	Japanese Yen	Buy	8/16/17	1,588,984	1,569,749	19,235
	Japanese Yen	Sell	8/16/17	1,588,984	1,565,920	(23,064)
	New Zealand Dollar	Buy	10/18/17	3,143,995	3,053,850	90,145
	Norwegian Krone	Buy	9/20/17	6,494,236	6,374,871	119,365
	Norwegian Krone	Sell	9/20/17	6,858,111	6,372,374	(485,737)
	Singapore Dollar	Buy	8/16/17	3,362,568	3,301,115	61,453
	Singapore Dollar	Sell	8/16/17	3,362,568	3,267,589	(94,979)
	Swedish Krona	Buy	9/20/17	3,478,966	3,171,422	307,544
Barclays Bank PLC
	Australian Dollar	Buy	10/18/17	2,037,199	1,950,090	87,109
	Canadian Dollar	Buy	10/18/17	2,569	2,471	98
	Euro	Buy	9/20/17	5,084,166	4,872,231	211,935
	Japanese Yen	Buy	8/16/17	3,597,876	3,534,790	63,086
	Japanese Yen	Sell	8/16/17	3,597,876	3,546,224	(51,652)
	New Zealand Dollar	Buy	10/18/17	932,279	904,363	27,916
	Swedish Krona	Buy	9/20/17	3,491,982	3,248,085	243,897
	Swiss Franc	Buy	9/20/17	89,212	60,191	29,021
Citibank, N.A.
	Brazilian Real	Buy	10/3/17	3,180,087	3,151,305	28,782
	British Pound	Sell	9/20/17	3,206,261	3,176,808	(29,453)
	Canadian Dollar	Sell	10/18/17	3,257,560	3,140,981	(116,579)
	Euro	Sell	9/20/17	1,117,458	1,065,593	(51,865)
	Norwegian Krone	Buy	9/20/17	3,381,281	3,170,020	211,261
	Swedish Krona	Buy	9/20/17	8,290,668	7,883,844	406,824
Credit Suisse International
	Australian Dollar	Buy	10/18/17	3,016,794	2,886,570	130,224
	Canadian Dollar	Buy	10/18/17	111,040	106,766	4,274
	Euro	Sell	9/20/17	222,423	240,397	17,974
	Japanese Yen	Sell	8/16/17	3,271,710	3,207,948	(63,762)
	New Zealand Dollar	Sell	10/18/17	1,419,980	1,377,430	(42,550)
	Norwegian Krone	Sell	9/20/17	3,408,984	3,164,982	(244,002)
	Swedish Krona	Sell	9/20/17	6,809,863	6,346,600	(463,263)
Goldman Sachs International
	Australian Dollar	Sell	10/18/17	4,818,305	4,583,198	(235,107)
	British Pound	Sell	9/20/17	1,059,371	1,034,044	(25,327)
	Euro	Buy	9/20/17	5,298,281	5,270,230	28,051
	Indian Rupee	Buy	8/16/17	6,485,849	6,440,348	45,501
	Indian Rupee	Sell	8/16/17	6,485,849	6,428,138	(57,711)
	Indonesian Rupiah	Buy	11/15/17	3,132,365	3,134,989	(2,624)
	Japanese Yen	Sell	8/16/17	438,615	448,662	10,047
	New Zealand Dollar	Sell	10/18/17	3,308,313	3,219,523	(88,790)
	Norwegian Krone	Sell	9/20/17	3,703,130	3,295,107	(408,023)
	Swedish Krona	Buy	9/20/17	6,795,630	6,328,135	467,495
	Swedish Krona	Sell	9/20/17	6,665,807	6,381,607	(284,200)
	Swiss Franc	Sell	9/20/17	1,380,504	1,409,815	29,311
	Turkish Lira	Buy	9/20/17	3,164,608	3,141,270	23,338
HSBC Bank USA, National Association
	Canadian Dollar	Buy	10/18/17	88,960	53,299	35,661
	Euro	Buy	9/20/17	1,215,020	1,035,921	179,099
	New Zealand Dollar	Buy	10/18/17	3,297,739	3,199,935	97,804
	Singapore Dollar	Buy	8/16/17	3,212,374	3,151,910	60,464
	Singapore Dollar	Sell	8/16/17	3,212,374	3,134,260	(78,114)
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	10/18/17	6,996,008	6,658,683	(337,325)
	British Pound	Sell	9/20/17	6,388,999	6,282,748	(106,251)
	Canadian Dollar	Buy	10/18/17	1,054,032	904,218	149,814
	Euro	Buy	9/20/17	2,136,760	1,930,653	206,107
	Indonesian Rupiah	Buy	11/15/17	3,132,365	3,130,804	1,561
	Japanese Yen	Buy	8/16/17	2,831,069	2,790,676	40,393
	Japanese Yen	Sell	8/16/17	2,831,069	2,796,372	(34,697)
	New Taiwan Dollar	Buy	8/16/17	3,150,468	3,163,764	(13,296)
	New Taiwan Dollar	Sell	8/16/17	3,150,468	3,162,567	12,099
	New Zealand Dollar	Buy	10/18/17	1,721,540	1,732,307	(10,767)
	Norwegian Krone	Sell	9/20/17	3,423,473	3,154,586	(268,887)
	South African Rand	Sell	10/18/17	3,079,445	3,111,289	31,844
	Swedish Krona	Buy	9/20/17	7,102,746	6,901,081	201,665
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/18/17	6,207,503	5,943,386	264,117
	Euro	Buy	9/20/17	2,991,677	2,729,367	262,310
	Japanese Yen	Sell	8/16/17	6,788,567	6,699,606	(88,961)
	New Zealand Dollar	Buy	10/18/17	3,059,100	2,968,900	90,200
	Norwegian Krone	Sell	9/20/17	2,074,459	1,649,871	(424,588)
	Swedish Krona	Buy	9/20/17	6,617,581	6,261,963	355,618
	Turkish Lira	Buy	9/20/17	2,983,581	2,961,911	21,670
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/18/17	1,785,686	1,708,569	77,117
	Brazilian Real	Sell	10/3/17	1,068,330	990,267	(78,063)
	British Pound	Sell	9/20/17	6,506,754	6,290,272	(216,482)
	Canadian Dollar	Buy	10/18/17	88,639	85,232	3,407
	Euro	Buy	9/20/17	872,840	920,094	(47,254)
	Japanese Yen	Buy	8/16/17	163,479	161,489	1,990
	Japanese Yen	Sell	8/16/17	163,479	161,131	(2,348)
	New Zealand Dollar	Buy	10/18/17	1,420,730	1,401,394	19,336
	Norwegian Krone	Buy	9/20/17	3,330,878	3,193,203	137,675
	Norwegian Krone	Sell	9/20/17	3,363,406	3,128,731	(234,675)
	Singapore Dollar	Buy	8/16/17	3,362,494	3,320,588	41,906
	Singapore Dollar	Sell	8/16/17	3,362,494	3,268,132	(94,362)
	Swedish Krona	Buy	9/20/17	613,174	93,685	519,489
UBS AG
	Australian Dollar	Sell	10/18/17	4,936,751	4,838,747	(98,004)
	British Pound	Sell	9/20/17	3,179,037	3,119,053	(59,984)
	Canadian Dollar	Buy	10/18/17	185,789	180,242	5,547
	Euro	Sell	9/20/17	4,932,955	4,834,108	(98,847)
	Japanese Yen	Sell	8/16/17	3,140,399	3,136,188	(4,211)
	New Zealand Dollar	Sell	10/18/17	3,128,096	3,034,373	(93,723)
	Norwegian Krone	Buy	9/20/17	2,964,545	3,171,098	(206,553)
	Swedish Krona	Buy	9/20/17	8,284,831	7,772,957	511,874
	Turkish Lira	Buy	9/20/17	130,452	127,744	2,708
WestPac Banking Corp.
	Australian Dollar	Buy	10/18/17	687,964	663,773	24,191
	Canadian Dollar	Sell	10/18/17	3,069,925	3,064,442	(5,483)
	Euro	Buy	9/20/17	978,236	891,339	86,897
	New Zealand Dollar	Sell	10/18/17	39,898	46,826	6,928

Total						$1,105,471

FUTURES CONTRACTS OUTSTANDING at 7/31/17 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

DAX Index (Short)	5	$1,791,904	Sep-17	$87,216
Euro-CAC 40 Index (Short)	140	8,435,762	Aug-17	153,716
FTSE 100 Index (Short)	25	2,411,204	Sep-17	44,637
S&P 500 Index E-Mini (Short)	832	102,668,800	Sep-17	(1,761,873)
S&P Mid Cap 400 Index E-Mini (Long)	594	104,532,120	Sep-17	1,304,231
SPI 200 Index (Short)	12	1,358,640	Sep-17	(14,683)
Tokyo Price Index (Long)	195	$28,645,517	Sep-17	181,389
U.S. Treasury Note 10 yr (Long)	864	108,769,500	Sep-17	(91,204)

Total				$(96,571)

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/17 (premiums $2,099,821) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

2.404/3 month USD-LIBOR-BBA/Aug-19	Aug-17/2.404	$8,695,000	$9
Barclays Bank PLC

(1.8295)/3 month USD-LIBOR-BBA/Aug-18	Aug-17/1.8295	5,217,000	991
Citibank, N.A.

2.551/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.551	5,217,000	52
2.5225/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.5225	2,608,500	835
(1.642)/3 month USD-LIBOR-BBA/Dec-19	Dec-17/1.642	3,478,000	5,321
(2.0625)/3 month USD-LIBOR-BBA/Aug-18	Aug-17/2.0625	6,956,000	8,069
1.642/3 month USD-LIBOR-BBA/Dec-19	Dec-17/1.642	3,478,000	8,695
(2.257)/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.257	1,739,000	19,616
2.257/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.257	1,739,000	25,042
2.208/3 month USD-LIBOR-BBA/May-24	May-19/2.208	1,739,000	31,911
Credit Suisse International

2.4475/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.4475	2,608,500	3,000
(2.0385)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.0385	5,217,000	4,226
(2.5816)/3 month USD-LIBOR-BBA/Aug-37	Aug-17/2.5816	876,100	12,966
Goldman Sachs International

2.419/3 month USD-LIBOR-BBA/Aug-19	Aug-17/2.419	8,695,000	9
(1.563)/3 month USD-LIBOR-BBA/Sep-19	Sep-17/1.563	3,478,000	1,461
(2.805)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.805	869,500	2,139
1.563/3 month USD-LIBOR-BBA/Sep-19	Sep-17/1.563	3,478,000	5,530
(1.619)/3 month USD-LIBOR-BBA/Oct-18	Oct-17/1.619	15,651,000	6,260
(2.31)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.31	869,500	6,504
2.46/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.46	7,825,500	7,199
2.62/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.62	6,862,000	13,655
(2.3025)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.3025	4,274,000	34,833
JPMorgan Chase Bank N.A.

1.993/3 month USD-LIBOR-BBA/Oct-20	Oct-17/1.993	1,739,000	713
(1.98)/3 month USD-LIBOR-BBA/Aug-18	Aug-17/1.98	5,217,000	730
2.5385/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.5385	4,575,000	1,190
2.534/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.534	1,739,000	4,643
(1.783)/3 month USD-LIBOR-BBA/Oct-20	Oct-17/1.783	1,739,000	4,817
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	9,893,000	349,223

Total			$559,639

WRITTEN OPTIONS OUTSTANDING at 7/31/17 (premiums $221,346) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Call)	Aug-17/$252.50	$154,262	$17,262
USD/CNH (Put)	Oct-17/CNH 6.60	31,661,450	21,403
USD/CNH (Put)	Oct-17/CNH 6.60	31,661,450	18,459
USD/JPY (Put)	Nov-17/JPY 103.00	18,887,000	67,162

Total			$124,286

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/17 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Bank of America N.A.

(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	$869,500	$(33,997)	$1,417
2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	521,700	(18,390)	42
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	521,700	(55,978)	(157)
(2.203)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	869,500	(17,390)	(565)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	521,700	(55,978)	(1,315)
2.203/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	869,500	(17,390)	(2,026)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	869,500	(33,997)	(2,269)
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	521,700	(18,390)	(8,858)
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	521,700	47,136	16,173
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	521,700	47,136	6,010
(2.413)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	869,500	33,432	4,756
2.413/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	869,500	33,432	(383)
Barclays Bank PLC

2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	521,700	(7,278)	1,320
(2.205)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	869,500	(17,390)	(600)
2.205/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	869,500	(17,390)	(1,991)
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	521,700	(7,278)	(4,549)
Citibank, N.A.

(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	869,500	(33,997)	1,287
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	869,500	(33,997)	(2,148)
(2.42)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	869,500	33,476	4,539
2.42/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	869,500	33,302	(226)
Goldman Sachs International

2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	104,300	(13,168)	268
1.995/3 month USD-LIBOR-BBA/Oct-27 (Purchased)	Oct-17/1.995	6,862,000	(18,527)	41
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	104,300	(13,168)	(415)
2.60/3 month USD-LIBOR-BBA/Oct-27 (Written)	Oct-17/2.60	6,862,000	18,527	2,182
JPMorgan Chase Bank N.A.

2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	521,700	(72,842)	1,440
1.9777/3 month USD-LIBOR-BBA/Sep-27 (Purchased)	Sep-17/1.9777	6,862,000	(9,424)	14
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	521,700	(72,842)	(12,511)
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	521,700	49,535	19,705
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	521,700	49,535	1,002
2.5777/3 month USD-LIBOR-BBA/Sep-27 (Written)	Sep-17/2.5777	6,862,000	9,424	624

Total			$(213,876)	$22,807

TBA SALE COMMITMENTS OUTSTANDING at 7/31/17 (proceeds receivable $228,721,719) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal Home Loan Mortgage Corporation, 3.50%, 8/1/47	$1,000,000	8/14/17	$1,030,273
Federal National Mortgage Association, 5.50%, 8/1/47	1,000,000	8/14/17	1,107,199
Federal National Mortgage Association, 4.50%, 8/1/47	8,000,000	8/14/17	8,588,750
Federal National Mortgage Association, 4.00%, 8/1/47	11,000,000	8/14/17	11,581,797
Federal National Mortgage Association, 3.50%, 8/1/47	101,000,000	8/14/17	103,982,651
Federal National Mortgage Association, 3.00%, 8/1/47	76,000,000	8/14/17	76,124,685
Federal National Mortgage Association, 2.50%, 8/1/47	28,000,000	8/14/17	27,065,937

Total			$229,481,292

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/17 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$170,572,800	(E)	$345,063	9/20/19	1.70%	3 month USD-LIBOR-BBA	$124,000
		1,739,000		4,672	7/12/27	3 month USD-LIBOR-BBA	2.291%	13,294
		2,608,500		(15,686)	7/18/27	2.124%	3 month USD-LIBOR-BBA	11,805
		5,217,000		15,582	7/18/27	3 month USD-LIBOR-BBA	2.204%	(1,254)
		9,545,000	(E)	(18,713)	9/20/22	1.95%	3 month USD-LIBOR-BBA	(27,275)
		33,741,000	(E)	5,473	9/20/27	3 month USD-LIBOR-BBA	2.25%	(42,440)
		869,500		5,553	7/25/27	3 month USD-LIBOR-BBA	2.132%	(3,224)
		706,000		(5,415)	7/25/47	2.488%	3 month USD-LIBOR-BBA	4,430
		248,305,500	(E)	(1,297,373)	9/20/27	3 month USD-LIBOR-BBA	2.20%	(2,780,751)
		72,449,900	(E)	152,261	9/20/22	1.90%	3 month USD-LIBOR-BBA	260,646
		9,573,400	(E)	(101,386)	9/20/47	3 month USD-LIBOR-BBA	2.45%	(332,555)
		5,778,000		(77)	6/27/27	2.15%	3 month USD-LIBOR-BBA	42,425
		869,500		3,490	7/13/27	3 month USD-LIBOR-BBA	2.18%	(1,054)
		3,393,000		(45)	6/30/27	2.1965%	3 month USD-LIBOR-BBA	10,598
		7,839,500		(30)	7/5/19	1.60431%	3 month USD-LIBOR-BBA	(4,209)
		7,839,500		(30)	7/5/19	1.6076%	3 month USD-LIBOR-BBA	(4,714)
		9,061,000		(120)	7/5/27	2.312%	3 month USD-LIBOR-BBA	(64,827)
		1,086,500		(14)	7/5/27	2.317%	3 month USD-LIBOR-BBA	(8,271)
		5,306,000		(70)	7/7/27	2.317%	3 month USD-LIBOR-BBA	(39,997)
		1,068,000		(14)	7/10/27	2.34267%	3 month USD-LIBOR-BBA	(10,414)
		1,068,000		(14)	7/10/27	2.34955%	3 month USD-LIBOR-BBA	(11,085)
		1,068,000		(14)	7/10/27	2.35263%	3 month USD-LIBOR-BBA	(11,386)
		427,400	(E)	(6)	8/7/27	2.3625%	3 month USD-LIBOR-BBA	(4,479)
		6,547,000		(87)	7/10/27	3 month USD-LIBOR-BBA	2.3415%	62,954
		534,000		(7)	7/10/27	2.3575%	3 month USD-LIBOR-BBA	(5,930)
		9,964,000		(132)	7/11/27	3 month USD-LIBOR-BBA	2.361%	113,301
		456,000	(E)	(6)	8/9/27	2.3725%	3 month USD-LIBOR-BBA	(5,168)
		6,253,000		(83)	7/19/27	3 month USD-LIBOR-BBA	2.263%	13,253
		1,773,000		(24)	7/19/27	2.264%	3 month USD-LIBOR-BBA	(3,967)
		1,508,000		(20)	7/20/27	2.202%	3 month USD-LIBOR-BBA	5,231
		6,346,000		(84)	7/25/27	3 month USD-LIBOR-BBA	2.22%	(13,114)
		497,000		(7)	7/25/27	2.20843%	3 month USD-LIBOR-BBA	1,540
		391,000	(E)	(6)	8/30/27	2.27%	3 month USD-LIBOR-BBA	(489)
		912,000	(E)	(12)	8/7/27	3 month USD-LIBOR-BBA	2.27%	1,827
		6,270,000		(83)	7/28/27	2.274%	3 month USD-LIBOR-BBA	(17,496)
		1,259,280	(E)	(17)	8/9/27	3 month USD-LIBOR-BBA	2.275%	3,031
		1,464,000	(E)	(21)	10/3/27	2.2777%	3 month USD-LIBOR-BBA	(1,201)
		2,013,000	(E)	(29)	11/2/27	2.295%	3 month USD-LIBOR-BBA	(2,579)
	AUD	52,195,000		139,912	6/28/22	2.60%	6 month AUD-BBR-BBSW	(233,930)
	AUD	6,151,000		(37,019)	6/28/27	6 month AUD-BBR-BBSW	3.00%	27,346
	CAD	13,540,000	(E)	(273,888)	9/20/27	1.95%	3 month CAD-BA-CDOR	117,993
	CAD	71,000	(E)	(68)	9/20/22	3 month CAD-BA-CDOR	1.60%	(1,168)
	CHF	42,455,000	(E)	(180,172)	9/20/22	6 month CHF-LIBOR-BBA	0.30%	155,052
	CHF	7,060,000	(E)	122,256	9/20/27	6 month CHF-LIBOR-BBA	0.15%	(26,859)
	EUR	41,507,000	(E)	(339,317)	9/20/22	0.20%	6 month EUR-EURIBOR-REUTERS	(57,325)
	EUR	58,146,000	(E)	392,531	9/20/27	6 month EUR-EURIBOR-REUTERS	0.80%	(813,081)
	GBP	70,517,000	(E)	(416,258)	9/20/22	0.75%	6 month GBP-LIBOR-BBA	401,379
	GBP	448,000	(E)	11,839	9/20/27	6 month GBP-LIBOR-BBA	1.15%	2,540
	NOK	182,508,000	(E)	(129,051)	9/20/22	1.45%	6 month NOK-NIBOR-NIBR	15,184
	NOK	109,219,000	(E)	28,150	9/20/27	6 month NOK-NIBOR-NIBR	1.90%	(146,857)
	NZD	8,827,000	(E)	(55,393)	9/20/22	2.75%	3 month NZD-BBR-FRA	(38,727)
	NZD	24,799,000	(E)	55,734	9/20/27	3 month NZD-BBR-FRA	3.25%	(45,917)
	SEK	403,295,000	(E)	(150,013)	9/20/22	0.30%	3 month SEK-STIBOR-SIDE	407,690
	SEK	24,862,000	(E)	63,632	9/20/27	3 month SEK-STIBOR-SIDE	1.10%	(7,033)

	Total			$(1,674,656)	$(2,973,257)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/17 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
baskets	2,247,872	$—	3/7/18	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (MLFCF11) of common stocks	$7,340,875
units	54,548	—	8/2/17	3 month USD-LIBOR-BBA minus 0.07%	Russell 1000 Total Return Index	(13,697,320)
Barclays Bank PLC
	$308,452	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	1,346
	130,779	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	65
	545,578	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	2,380
	18,417	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	17
	2,020,086	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	8,812
	899,188	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	2,741
	2,035,373	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	6,204
	4,338	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	13
	600,727	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(1,529)
	435,360	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	394
	1,054,036	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	2,157
	1,358,750	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,356
	9,315,655	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	20,466
	9,836,992	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(59,781)
Citibank, N.A.
	696,873	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,531
	330,427	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	726
	22,872	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Synchronoss Technologies, Inc.	(17,362)
	86,901	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Coach, Inc.	49,381
	72,546	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Newell Brands, Inc.	85,024
	19,060	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	ITT, Inc.	11,722
	285,899	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	General Electric Co.	344,841
	13,342	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	HubSpot, Inc.	1,604
	28,590	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	ACI Worldwide, Inc.	16,197
	5,803	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	OSI Systems, Inc.	(12,188)
	76,240	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Kellogg Co.	(119,068)
	56,537	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Cerner Corp.	86,038
	14,765	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Electronics for Imaging, Inc.	(1,364)
	140,216	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Hanesbrands, Inc.	(39,745)
	26,403	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Globus Medical, Inc.	31,288
	42,885	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	SS&C Technologies Holdings, Inc.	26,264
	12,674	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	UMB Financial Corp.	54,764
	26,684	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Cornerstone OnDemand, Inc.	(72,828)
	16,047	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	ICON PLC	(92,700)
	15,248	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Super Micro Computer, Inc.	(7,039)
	64,126	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Mylan NV	(68,209)
	22,872	—	7/5/22	1 month USD-LIBOR-BBA minus 0.07%	Evolent Health, Inc.	48,873
	9,530	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Ellie Mae, Inc.	214,549
	18,350	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Paylocity Holding Corp.	31,241
	83,864	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Ciena Corp.	(68,688)
	19,060	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Granite Construction, Inc.	2,505
	38,120	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Quintiles IMS Holdings, Inc.	(32,083)
	45,744	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Burlington Stores, Inc.	65,832
	26,705	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	HealthSouth Corp.	90,398
	19,060	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	NETSCOUT Systems, Inc.	(1,838)
	23,825	—	7/5/22	1 month USD-LIBOR-BBA minus 0.65%	Wabtec Corp.	328,567
	9,530	—	7/5/22	1 month USD-LIBOR-BBA minus 1.30%	Tesla, Inc.	8,467
	19,060	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Paycom Software, Inc.	(12,480)
	11,436	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Woodward, Inc.	(17,129)
	26,684	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	iRobot Corp.	(560,253)
	28,590	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Actuant Corp.	(4,276)
	28,590	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Cooper Tire & Rubber Co.	339
	9,670	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Pegasystems, Inc.	6,208
	26,684	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	NuVasive, Inc.	332,379
	16,867	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	BroadSoft, Inc.	(29,895)
	39,435	—	7/5/22	1 month USD-LIBOR-BBA minus 1.30%	Signet Jewelers, Ltd.	(163,012)
	28,258	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	XPO Logistics, Inc.	14,999
	19,060	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Medidata Solutions, Inc.	90,447
	11,436	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Ultimate Software Group, Inc.	(118,915)
	57,180	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Akorn, Inc.	4,157
	76,240	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Valley National Bancorp	(4,639)
	103,422	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Triumph Group, Inc.	816,128
	19,524	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Valeant Pharmaceuticals International, Inc.	10,376
	22,872	—	7/5/22	1 month USD-LIBOR-BBA minus 12.05%	Ubiquiti Networks, Inc.	(75,629)
	7,624	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Plantronics, Inc.	50,290
	19,060	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Hollysys Automation Technologies, Ltd.	(37,360)
	22,339	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	PTC, Inc.	54,652
	29,006	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Varian Medical Systems, Inc.	241,317
	19,060	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Dycom Industries, Inc.	(81,057)
	381,199	—	7/5/22	1 month USD-LIBOR-BBA minus 1.10%	Weatherford International PLC	(88,644)
	30,176	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Diebold Nixdorf, Inc.	(72,126)
	21,091	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Under Armour, Inc. Class C	10,783
	63,405	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35%	Express Scripts Holding Co.	(3,810)
baskets	1,011	—	12/1/17	(3 month USD-LIBOR-BBA plus 0.37%)	A basket (CGPUTQL2) of common stocks	618,769
baskets	1,414	—	12/1/17	(3 month USD-LIBOR-BBA plus 0.37%)	A basket (CGPUTQL2) of common stocks	(211,576)
units	40,605	—	10/17/17	3 month USD-LIBOR-BBA plus 0.28%	MSCI Emerging Markets TR Net USD	(275,373)
units	20,144	—	11/27/17	3 month USD-LIBOR-BBA plus 0.09%	Russell 1000 Total Return Index	(4,511,245)
units	106,667	—	3/19/18	3 month USD-LIBOR-BBA plus 0.20%	MSCI Emerging Markets TR Net USD	(2,822,021)
Credit Suisse International
	$416,417	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	915
	653,495	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,882)
	381,067	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(780)
	2,108,073	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(4,315)
	96,138	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(197)
	81,687	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(235)
	4,093,082	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(20,756)
	455,241	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,309)
	2,981,379	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(15,413)
	1,802,638	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	5,193
	7,092	—	7/26/18	3 month USD-LIBOR-BBA plus 0.09%	Russell 1000 Total Return Index	188,286
Deutsche Bank AG
baskets	510,575	—	3/7/18	3 month USD-LIBOR-BBA minus 0.45%	DB Custom PT Short 15 PR Index	(22,536)
units	510,314	—	3/7/18	(3 month USD-LIBOR-BBA plus 0.31%)	DB Custom PT Long 15 PR Index	5,751,586
Goldman Sachs International
	$468,296	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	423
	361,255	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	327
	1,136,644	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	569
	651,588	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	589
	479,075	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,911)
	179,991	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,094)
	4,988	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	3
	440,172	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	220
	656,282	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,988)
	34,049	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(207)
	90,771	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(552)
	11,973	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	11
	513,204	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	464
	825,821	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	413
	107,394	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(309)
	2,923,027	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(14,823)
	1,531,242	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	3,134
	2,089,865	—	1/12/44	(3.00%) 1 month USD-LIBOR	Synthetic TRS Index 3.00% 30 year Fannie Mae pools	(1,409)
baskets	1,690,687	—	12/15/20	(1 month USD-LIBOR-BBA plus 0.44%)	A basket (GSCBPUR1) of common stocks	403,982
baskets	2,077,806	—	12/15/20	1 month USD-LIBOR-BBA minus 0.15%	A basket (GSGLPWDS) of common stocks	(1,454,782)
baskets	2,518,498	—	12/15/20	(1 month USD-LIBOR-BBA plus 0.50%)	A basket (GSGLPWDL) of common stocks	1,505,514
units	71,254	—	12/15/20	(0.45%)	Goldman Sachs Volatility Carry US Scaled 3x Excess Return Strategy	30,804
units	183,531	—	12/15/20	(0.45%)	Goldman Sachs Volatility Carry US Series 30 Excess Return Strategy	66,707
units	18,233	—	12/12/17	3 month USD-LIBOR-BBA plus 0.10%	MSCI Emerging Markets TR Net USD	(559,081)
units	143,725	—	12/15/20	(0.30%)	Goldman Sachs Volatility Carry US Excess Return Strategy	3,033
units	42,331	—	12/15/20	(0.30%)	Goldman Sachs Volatility Carry US Excess Return Strategy	2,099
JPMorgan Chase Bank N.A.
	$734,942	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,117)
	225,120	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(648)
baskets	1,712,412	—	4/20/18	1 month USD-LIBOR-BBA minus 0.50%	A basket (JPCMPTSH) of common stocks	890,872
JPMorgan Securities LLC
	$1,534,439	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,905)
	894,414	—	1/12/45	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	4,624
	1,534,439	—	1/12/44	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,905
	1,867,838	—	1/12/45	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,472
UBS AG
units	315,811	—	8/21/17	1 month USD-LIBOR-BBA plus 0.35%	MSCI Emerging Markets TR Net USD	(881,255)
units	865	—	2/9/18	1 month USD-LIBOR-BBA plus 0.15%	MSCI Emerging Markets TR Net USD	(22,593)

Total		$—	$(6,387,652)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/17 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Barclays Bank PLC
	CMBX NA BBB-.7 Index	BBB-/P	$2,153	$383,000	1/17/47	300 bp	$(31,558)
	Credit Suisse International
	CMBX NA BB.7 Index	—	(144,593)	8,192,000	5/11/63	(500 bp)	1,399,827
	CMBX NA BB.7 Index	—	(35,365)	215,000	1/17/47	(500 bp)	(1,883)
	CMBX NA BBB-.6 Index	BBB-/P	46,096	364,000	5/11/63	300 bp	5,031
	CMBX NA BBB-.6 Index	BBB-/P	71,861	627,000	5/11/63	300 bp	1,125
	CMBX NA BBB-.6 Index	BBB-/P	72,306	684,000	5/11/63	300 bp	(4,861)
	CMBX NA BBB-.6 Index	BBB-/P	116,901	1,019,000	5/11/63	300 bp	1,941
	CMBX NA BBB-.6 Index	BBB-/P	1,227,985	11,485,000	5/11/63	300 bp	(67,714)
	CMBX NA BBB-.7 Index	BBB-/P	2,377,472	32,165,000	1/17/47	300 bp	(453,584)
	Goldman Sachs International
	CMBX NA BB.6 Index	—	(392,829)	3,840,000	5/11/63	(500 bp)	331,118
	CMBX NA BB.7 Index	—	(89,586)	592,000	1/17/47	(500 bp)	2,605
	CMBX NA BB.7 Index	—	(94,538)	577,000	1/17/47	(500 bp)	(4,683)
	CMBX NA BBB-.6 Index	BBB-/P	9,011	104,000	5/11/63	300 bp	(2,722)
	CMBX NA BBB-.6 Index	BBB-/P	9,029	107,000	5/11/63	300 bp	(3,042)
	CMBX NA BBB-.6 Index	BBB-/P	10,287	130,000	5/11/63	300 bp	(4,380)
	CMBX NA BBB-.6 Index	BBB-/P	17,388	158,000	5/11/63	300 bp	(437)
	CMBX NA BBB-.6 Index	BBB-/P	13,418	159,000	5/11/63	300 bp	(4,520)
	CMBX NA BBB-.6 Index	BBB-/P	28,789	258,000	5/11/63	300 bp	(360)
	CMBX NA BBB-.6 Index	BBB-/P	28,789	258,000	5/11/63	300 bp	(360)
	CMBX NA BBB-.6 Index	BBB-/P	17,645	259,000	5/11/63	300 bp	(11,575)
	CMBX NA BBB-.6 Index	BBB-/P	38,735	279,000	5/11/63	300 bp	7,259
	CMBX NA BBB-.6 Index	BBB-/P	26,423	306,000	5/11/63	300 bp	(8,098)
	CMBX NA BBB-.6 Index	BBB-/P	59,008	712,000	5/11/63	300 bp	(21,318)
	CMBX NA BBB-.6 Index	BBB-/P	81,117	728,000	5/11/63	300 bp	(1,014)
	CMBX NA BBB-.6 Index	BBB-/P	43,204	871,000	5/11/63	300 bp	(55,060)
	CMBX NA BBB-.6 Index	BBB-/P	54,404	1,043,000	5/11/63	300 bp	(63,264)
	CMBX NA BBB-.6 Index	BBB-/P	144,209	1,332,000	5/11/63	300 bp	(6,063)
	CMBX NA BBB-.6 Index	BBB-/P	290,924	2,639,000	5/11/63	300 bp	(6,799)
	CMBX NA BBB-.7 Index	BBB-/P	309,925	4,193,000	1/17/47	300 bp	(59,129)
	CMBX NA BBB-.7 Index	BBB-/P	879,902	12,624,000	1/17/47	300 bp	(231,220)
	JPMorgan Securities LLC
	CMBX NA BB.7 Index	—	(19,164)	118,000	1/17/47	(500 bp)	(788)
	CMBX NA BBB-.6 Index	BBB-/P	8,976	130,000	5/11/63	300 bp	(5,690)
	CMBX NA BBB-.6 Index	BBB-/P	11,599	136,000	5/11/63	300 bp	(3,744)
	CMBX NA BBB-.6 Index	BBB-/P	22,000	176,000	5/11/63	300 bp	2,144
	CMBX NA BBB-.6 Index	BBB-/P	20,660	177,000	5/11/63	300 bp	692
	CMBX NA BBB-.6 Index	BBB-/P	20,508	177,000	5/11/63	300 bp	539
	CMBX NA BBB-.6 Index	BBB-/P	26,870	217,000	5/11/63	300 bp	2,388
	CMBX NA BBB-.6 Index	BBB-/P	42,513	295,000	5/11/63	300 bp	9,232
	CMBX NA BBB-.6 Index	BBB-/P	14,004	317,000	5/11/63	300 bp	(21,758)
	CMBX NA BBB-.6 Index	BBB-/P	51,248	352,000	5/11/63	300 bp	11,537
	CMBX NA BBB-.6 Index	BBB-/P	31,842	389,000	5/11/63	300 bp	(12,044)
	CMBX NA BBB-.6 Index	BBB-/P	40,339	411,000	5/11/63	300 bp	(6,028)
	CMBX NA BBB-.6 Index	BBB-/P	44,073	419,000	5/11/63	300 bp	(3,197)
	CMBX NA BBB-.6 Index	BBB-/P	50,462	427,000	5/11/63	300 bp	2,289
	CMBX NA BBB-.6 Index	BBB-/P	35,777	580,000	5/11/63	300 bp	(29,657)
	CMBX NA BBB-.6 Index	BBB-/P	88,914	609,000	5/11/63	300 bp	20,209
	CMBX NA BBB-.6 Index	BBB-/P	80,485	650,000	5/11/63	300 bp	7,154
	CMBX NA BBB-.6 Index	BBB-/P	101,546	686,000	5/11/63	300 bp	24,153
	CMBX NA BBB-.6 Index	BBB-/P	101,546	686,000	5/11/63	300 bp	24,153
	CMBX NA BBB-.6 Index	BBB-/P	60,613	712,000	5/11/63	300 bp	(19,713)
	CMBX NA BBB-.6 Index	BBB-/P	74,322	1,161,000	5/11/63	300 bp	(56,658)
	CMBX NA BBB-.6 Index	BBB-/P	61,861	1,161,000	5/11/63	300 bp	(69,119)
	CMBX NA BBB-.6 Index	BBB-/P	59,129	1,161,000	5/11/63	300 bp	(71,852)
	CMBX NA BBB-.6 Index	BBB-/P	142,130	1,250,000	5/11/63	300 bp	1,110
	CMBX NA BBB-.6 Index	BBB-/P	144,245	1,271,000	5/11/63	300 bp	855
	CMBX NA BBB-.6 Index	BBB-/P	162,059	1,326,000	5/11/63	300 bp	12,464
	CMBX NA BBB-.6 Index	BBB-/P	162,059	1,326,000	5/11/63	300 bp	12,464
	CMBX NA BBB-.6 Index	BBB-/P	146,300	1,332,000	5/11/63	300 bp	(3,971)
	CMBX NA BBB-.6 Index	BBB-/P	220,001	1,999,000	5/11/63	300 bp	(5,520)
	CMBX NA BBB-.6 Index	BBB-/P	367,541	3,330,000	5/11/63	300 bp	(8,138)
	CMBX NA BBB-.7 Index	—	(31,201)	580,000	1/17/47	(300 bp)	19,848

	Total		$7,563,327	$538,616

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2017. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/17 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 28 Index	B+/P	$(14,269,162)	$197,935,000	6/20/22	500 bp	$1,774,439

	Total		$(14,269,162)	$1,774,439

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2017. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	Turkish Lira
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2016 through July 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,156,584,478.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(b)	The aggregate identified cost on a tax basis is $1,571,345,503, resulting in gross unrealized appreciation and depreciation of $68,183,984 and $23,542,286, respectively, or net unrealized appreciation of $44,641,698.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $168,973, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
		Fair value as of	Purchase	Sale	Investment	Shares outstanding and fair value as of
	Name of affiliate	10/31/16	Cost	Proceeds	Income	7/31/17

Short-term investments
	Putnam Cash Collateral Pool, LLC*#	53,420,625	586,183,013	604,828,963	392,923	34,774,675
	Putnam Short Term Investment Fund**	120,142,869	434,246,406	413,399,533	628,184	140,989,742
	Total Short-term investments	$173,563,494	$1,020,429,419	$1,018,228,496	$1,021,107	$175,764,417
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $34,774,675, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $33,964,700.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $197,166,941 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned, to enhance the return on a security owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates, and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk, and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,753,476 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $18,544,484 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $20,597,995 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$22,012,020	$—	$—
Capital goods	5,466,685	—	—
Communication services	34,405,130	—	—
Consumer cyclicals	20,712,437	—	—
Consumer staples	8,878,103	—	—
Energy	4,041,331	—	—
Financials	62,597,972	—	—
Health care	3,707,315	—	—
Technology	48,370,106	—	—
Transportation	3,434,098	20,724	—
Utilities and power	8,479,553	14,849	—
Total common stocks	222,104,750	35,573	—
Asset-backed securities	—	592,333	—
Commodity linked notes	—	72,654,359	—
Convertible bonds and notes	—	148,249	—
Corporate bonds and notes	—	91,376,434	—
Foreign government and agency bonds and notes		14,413,147
Investment companies	117,699,760	—	—
Mortgage-backed securities	—	138,615,843	—
Purchased options outstanding	—	2,495,818	—
Purchased swap options outstanding	—	256,861	—
Senior loans	—	39,249,058	—
U.S. government and agency mortgage obligations	—	415,177,259	—
U.S. treasury obligations	—	743,530	—
Warrants	6,116	7,289,544	—
Short-term investments	146,729,742	346,398,825	—

Totals by level	$486,540,368	$1,129,446,833	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$1,105,471	$—
Futures contracts	(96,571)	—	—
Written options outstanding	—	(124,286)	—
Written swap options outstanding	—	(559,639)	—
Forward premium swap option contracts	—	22,807	—
TBA sale commitments	—	(229,481,292)	—
Interest rate swap contracts	—	(1,298,601)	—
Total return swap contracts	—	(6,387,652)	—
Credit default contracts	—	9,018,890	—

Totals by level	$(96,571)	$(227,704,302)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$18,596,921	$9,578,031
Foreign exchange contracts	7,122,744	5,745,535
Equity contracts	31,116,062	28,053,937
Interest rate contracts	3,416,837	5,146,303

Total	$60,252,564	$48,523,806

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$4,200,000
Purchased currency option contracts (contract amount)		$35,100,000
Purchased swap option contracts (contract amount)		$79,800,000
Written equity option contracts (contract amount)		$210,000
Written currency option contracts (contract amount)		$35,100,000
Written swap option contracts (contract amount)		$88,500,000
Futures contracts (number of contracts)		3,000
Forward currency contracts (contract amount)		$577,400,000
Centrally cleared interest rate swap contracts (notional)		$1,125,800,000
OTC total return swap contracts (notional)		$2,678,500,000
OTC credit default contracts (notional)		$108,700,000
Centrally cleared credit default contracts (notional)		$113,200,000
Warrants (number of warrants)		3,900,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	RBC Capital Markets, LLC	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	—	—	1,614,749	—	—	—	—	—	—	—	—	—	—	—	—	—	—	1,614,749
	OTC Total return swap contracts*#	7,340,875	46,951	—	3,750,656	—	194,394	5,751,586	2,018,292	—	890,872	19,001	—	—	—	—	—	—	20,012,627
	OTC Credit default contracts*#	—	—	—	—	—	1,577,902	—	905,993	—	—	69,425	—	—	—	—	—	—	2,553,320
	Centrally cleared credit default contracts§	—	—	119,690	—	—	—	—	—	—	—	—	—	—	—	—	—	—	119,690
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	36,196	—	—	—	—	—	36,196
	Forward currency contracts#	1,228,347	663,062	—	646,867	—	152,472	—	603,743	373,028	643,483	—	—	—	993,915	800,920	520,129	118,016	6,743,982
	Forward premium swap option contracts#	28,398	1,320	—	5,826	—	—	—	2,491	—	22,785	—	—	—	—	—	—	—	60,820
	Purchased swap options#	4	991	—	138,397	—	26,667	—	81,403	—	9,399	—	—	—	—	—	—	—	256,861
	Purchased options#	282,923	—	—	1,491,484	—	—	—	95,839	—	625,572	—	—	—	—	—	—	—	2,495,818
	Repurchase agreements	—	—	—	—	84,000,000	—	—	—	84,000,000	—	—	—	83,852,000	—	—	—	—	251,852,000

	Total Assets	$8,880,547	$712,324	$1,734,439	$6,033,230	$84,000,000	$1,951,435	$5,751,586	$3,707,761	$84,373,028	$2,192,111	$88,426	$36,196	$83,852,000	$993,915	$800,920	$520,129	$118,016	$285,746,063

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	1,476,115	—	—	—	—		—	—	—	—	—	—	—	—	—	1,476,115
	OTC Total return swap contracts*#	13,697,320	61,310	—	9,622,552	—	45,887	22,536	2,039,156	—	2,765	4,905	—	—	—	—	903,848	—	26,400,279
	OTC Credit default contracts*#	—	33,711	—	—	—	4,430,683	—	2,534,309	—	—	2,579,328	—	—	—	—	—	—	9,578,031
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	107,696	—	—	—	—	—	107,696
	Forward currency contracts#	870,728	51,652	—	197,897	—	813,577	—	1,101,782	78,114	771,223	—	—	—	513,549	673,184	561,322	5,483	5,638,511
	Forward premium swap option contracts#	15,573	7,140	—	2,374	—	—	—	415	—	12,511	—	—	—	—	—	—	—	38,013
	Written swap options#	9	991	—	99,541	—	20,192	—	77,590	—	361,316	—	—	—	—	—	—	—	559,639
	Written options#	88,565	—	—	—	—	—	17,262	18,459	—	—	—	—	—	—	—	—	—	124,286

	Total Liabilities	$14,672,195	$154,804	$1,476,115	$9,922,364	$—	$5,310,339	$39,798	$5,771,711	$78,114	$1,147,815	$2,584,233	$107,696	$—	$513,549	$673,184	$1,465,170	$5,483	$43,922,570

	Total Financial and Derivative Net Assets	$(5,791,648)	$557,520	$258,324	$(3,889,134)	$84,000,000	$(3,358,904)	$5,711,788	$(2,063,950)	$84,294,914	$1,044,296	$(2,495,807)	$(71,500)	$83,852,000	$480,366	$127,736	$(945,041)	$112,533	$241,823,493
	Total collateral received (pledged)##†	$(5,791,648)	$545,902	$—	$(3,889,134)	$84,000,000	$(3,333,667)	$5,590,000	$(2,063,950)	$84,197,628	$1,044,296	$(2,495,807)	$—	$83,852,000	$300,349	$127,736	$(479,871)	$—
	Net amount	$—	$11,618	$258,324	$—	$—	$(25,237)	$121,788	$—	$97,286	$—	$—	$(71,500)	$—	$180,017	$—	$(465,170)	$112,533

*	Excludes premiums, if any.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement.
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: September 29, 2017